Share-Based Compensation - Summary of Number of Shares Available for Issuance (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares available for issuance
Balance at the beginning of the period (in shares)	8,399	13,833	20,483
Additions (in shares)	3,594	3,512
Granted (in shares)	(3,005)	(10,849)	(7,576)
Cancelled/forfeited (in shares)	3,035	1,903	926
Expired (in shares)	(496)
Balance at the end of the period (in shares)	11,527	8,399	13,833